Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,078,723,375.00
Previously Paid Amount	15,310.00
Total Fee Amount	165,152.55
Total Offset Amount	0.00
Net Fee	$ 149,842.55